Commitments- Operating lease commitments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Operating lease commitments for office facility and transportation equipment
No later than 1 year	¥ 394	¥ 400
Later than 1 year and no later than 5 years	441	623
More than 5 years	65	33
Total	900	1,056
Rental expenses under operating leases	¥ 451	¥ 322	¥ 217